Salaries and employee benefits	12 Months Ended
Dec. 31, 2024
Expenses by nature [abstract]
Salaries and employee benefits

23. Salaries and employee benefits

This caption is comprised of the following:

	2024	2023	2022
	S/(000)	S/(000)	S/(000)
Salaries	672,180	655,665	589,773
Vacations, health insurance and others	111,886	87,996	81,581
Social security	71,573	66,331	62,637
Severance indemnities	52,916	49,265	44,447
Workers’ profit sharing	46,691	38,018	92,042
Total	955,246	897,275	870,480

The average number of employees for the years 2024, 2023 and 2022 was 8,542, 8,333 and 8,076 respectively.